Accounts Receivable, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Reversal of expected credit loss expense	$ 16,623
Expected credit losses		$ 105,212